Registration Nos. 333-152137

Investment Company Act File No. 811-21327

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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ____ ☒   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS MANAGER FUNDS II
(formerly, Dreyfus Premier Manager Funds II)

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-152137), filed with the Securities and Exchange Commission (the “SEC”) on July 3, 2008, the definitive versions of which were filed with the SEC on August 11, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), filed March 28, 2008 (File No. 333-104120).

Item 16	Exhibits.

(1)	Registrant’s Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement, filed October 16, 2003.

(2)	Registrant’s Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 8 to the Registration Statement, filed March 30, 2006.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.(1)

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 6 to the Registration Statement, filed October 1, 2004.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 6 to the Registration Statement, filed on October 1, 2004.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 9 to the Registration Statement, filed March 20, 2007.

(7)(c)	Form of Dealer Agreement is incorporated by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 9 to the Registration Statement, filed March 20, 2007.

(8)	Not Applicable.

(9)	Custody Agreement is incorporated by reference to Exhibit (g) of Pre-Effective Amendment No. 1 to the Registration Statement, filed on October 16, 2003.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 6 to the Registration Statement, filed on October 1, 2004.

(10)(b)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 6 to the Registration Statement, filed on October 1, 2004.

(10)(c)	Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 8 to the Registration Statement, filed on March 30, 2006.

(11)	Opinion and Consent of Registrant’s counsel.(1)

(12)	Opinion and Consent of counsel regarding tax matters.*

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.(1)

(15)	Not Applicable.

(16)	Power of Attorney.(1)

(17)(a)	Forms of Proxy.(1)

(17)(b)

The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement, filed March 28, 2008 (File No. 333-104120).

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*	Filed herein or herewith.
(1)	Incorporated by reference from Registrant's Registration Statement on Form N-14 (File No. 333-152137), filed with the SEC on July 3, 2008.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 14th day of January, 2008.

DREYFUS MANAGER FUNDS II

By:	/s/ J. David Officer
J. David Officer, President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ J. David Officer J. David Officer	President (Principal Executive Officer)	January 14, 2009

/s/ James Windels James Windels	Treasurer (Principal Financial and Accounting Officer)	January 14, 2009

/s/ Joseph S. DiMartino Joseph S. DiMartino	Chairman of the Board	January 14, 2009

/s/ Peggy C. Davis Peggy C. Davis	Board Member	January 14, 2009

/s/ David P. Feldman David P. Feldman	Board Member	January 14, 2009

/s/ James F. Henry James F. Henry	Board Member	January 14, 2009

/s/ Ehud Houminer Ehud Houminer	Board Member	January 14, 2009

/s/ Gloria Messinger Gloria Messinger	Board Member	January 14, 2009

/s/ Martin Peretz Martin Peretz	Board Member	January 14, 2009

/s/ Anne Wexler Anne Wexler	Board Member	January 14, 2009

Exhibit Index
(12)	Opinion and Consent of Registrant’s counsel regarding tax matters